INVESTMENT IN JOINT VENTURE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Beginning Balance	$ 19,907,061
Share of income (loss)	5,753,782	$ (322,578)
Ending Balance	25,660,843	19,907,061
Pure Sunfarms
Disclosure of joint ventures [line items]
Beginning Balance	19,907,061	0
Investment in Joint Venture		20,000,000
Transaction costs	229,639	229,639
Share of income (loss)	5,753,782	(322,578)
Ending Balance	$ 25,660,843	$ 19,907,061